Note 20 - Earnings Per Share - Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated net income	$ 13,801	$ 13,342	$ 11,139	$ 11,144	$ 8,902	$ 11,532	$ 9,027	$ 9,031	$ 7,972	$ 10,266	$ 9,516	$ 8,290	$ 49,426	$ 38,492	$ 36,044
Denominator – Weighted average number of common shares outstanding (in shares)													11,131,897	10,927,065	10,743,269
Basic earnings per common share (in dollars per share)	$ 1.23	$ 1.19	$ 1.00	$ 1.01	$ 0.81	$ 1.05	$ 0.83	$ 0.83	$ 0.74	$ 0.95	$ 0.89	$ 0.77	$ 4.44	$ 3.52	$ 3.36
Numerator – Earnings available to common stockholders													$ 49,426	$ 38,492	$ 36,044
Dilutive effect of stock options and restricted stock shares (in shares)													31,059	26,681	18,198
Weighted Average Number of Shares Outstanding, Diluted, Total													11,162,956	10,953,746	10,761,467
Diluted earnings per common share (in dollars per share)	$ 1.23	$ 1.19	$ 1.00	$ 1.00	$ 0.81	$ 1.05	$ 0.83	$ 0.83	$ 0.74	$ 0.95	$ 0.89	$ 0.77	$ 4.43	$ 3.51	$ 3.35